Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,784,370.75
Previously Paid Amount	0.00
Total Fee Amount	1,075.02
Total Offset Amount	1,075.02
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A